Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 14,807,865	$ 14,065,019
Total loans payable	5,361,978	3,464,450
Lease liability	45,373	141,695	$ 8,609
Total liabilities	40,715,360	36,397,856
Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,807,865	14,065,019	10,600,080
Total loans payable	5,361,978	3,464,450	166,555
Lease liability	75,600	236,491	9,614
Convertible debt	11,061,497	13,349,887
Total liabilities	31,306,940	31,134,245	11,076,823
RSU obligation		18,398	295,747
Derivative liability			4,827
Contractual liablities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	14,807,865	14,065,019	10,600,080
Total loans payable	5,361,978	3,464,450	145,866
Lease liability	25,200	58,919	4,807
Convertible debt	11,061,497	1,361,525
Total liabilities	31,256,540	18,968,311	11,046,500
RSU obligation		18,398	295,747
Derivative liability
Contractual liablities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable			20,689
Lease liability	50,400	116,651	4,807
Convertible debt		11,988,362
Total liabilities	50,400	12,105,013	30,323
RSU obligation
Derivative liability			4,827
Contractual liablities [member] | Later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable
Lease liability		60,921
Convertible debt
Total liabilities		60,921
RSU obligation
Derivative liability